SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net Income / (Loss)	$ (3,033,047)		$ 452,839		$ 710,458	$ (36,798,419)
Preferred stock dividend	(222,678)				(492,366)
Net Income / (Loss) for the period - basic	$ (3,255,725)		$ 452,839		$ 62,813	$ (36,798,419)
Weighted average number of shares of common stock - basic	9,662,201	[1]	403,329	[1]	1,281,339	381,543
Net Income / (Loss) per share of common stock - basic	$ (0.34)		$ 1.12		$ 0.05	$ (96.45)
Diluted earnings per share of common stock:
Net Income / (Loss) for the period - diluted	$ (3,255,725)		$ 452,839		$ (13,965,254)	$ (36,798,419)
Conversion of convertible notes into common stock			3,070,503		2,609,360
Weighted average number of shares of common stock - diluted	9,662,201	[1]	3,473,832	[1]	7,077,759	381,543
Net Income / (Loss) per share of common stock - diluted	$ (0.34)		$ 0.13		$ (1.97)	$ (96.45)
Deemed Dividend due to warrant exchange					$ (155,279)
Change in fair value of dilutive convertible notes					$ (14,028,067)
Denominator:
Common warrants					3,187,060

[1]	Includes 3,627,918 prepaid warrants.